Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Premises and Equipment

The following table summarizes the details of premises and equipment at December 31:

	2009		2010
	(in millions of Won)
Land	(Won)	1,087,321	(Won)	1,146,906
Buildings		1,019,383		1,052,922
Equipment and furniture		1,120,108		1,001,200
Capitalized software costs		618,835		642,274
Leasehold improvements		246,265		310,569
Construction in progress		2,380		23
Operating lease assets		75,197		52,855

Total premises and equipment, gross		4,169,489		4,206,749
Less: Accumulated depreciation and amortization		(1,732,475)		(1,839,385)

Total premises and equipment, net	(Won)	2,437,014	(Won)	2,367,364